MUTUAL FUND SERIES TRUST

August 1, 2011

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:   Mutual Fund Series Trust (formerly Catalyst Funds)

Post Effective Amendment No. 58 to the Registration Statement on Form N-1A
(File No. 333-132541, CIK No. 0001355064)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by the Mutual Fund Series Trust (formerly Catalyst Funds) (the “Trust”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T on behalf of the following series of the Trust (collectively, the “Funds”):

Catalyst Value Fund

Catalyst Strategic Value Fund

Catalyst Large Cap Value Fund

Catalyst International Value Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst/MAP Global Total Return Income Fund

Catalyst/MAP Global Capital Appreciation Fund
..

Pursuant to Rule 497(j) under the 1933 Act and on behalf of the Trust, I certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act for the Funds would not have differed from that contained in Post-Effective Amendment No. 58 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on July 29, 2011 and became effective immediately.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725.

Very truly yours,

/s/ David F. Ganley

David F. Ganley

Secretary

cc:   JoAnn M. Strasser, Esq.